                          [LOGO OF FIRST CHOICE FUNDS]
                           U.S. TREASURY RESERVE FUND

                               CASH RESERVE FUND

                                  EQUITY FUND

                         ANNUAL REPORT TO SHAREHOLDERS

                               September 30, 1999

                              Distributed through

                         First Data Distributors, Inc.

                              4400 Computer Drive

                        Westborough, Massachusetts 01581

                                 1-888-FIRST16

                                 1-888-347-7816
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                                                        First Choice Funds Trust
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                               Table of Contents

                           Letter to Our Shareholders
                                     PAGE 1

                       Schedules of Portfolio Investments
                          U.S. Treasury Reserve Fund:
                                     PAGE 3
                               Cash Reserve Fund:
                                     PAGE 4
                                  Equity Fund:
                                     PAGE 6

                      Statements of Assets and Liabilities
                                     PAGE 8

                            Statements of Operations
                                     PAGE 9

                      Statements of Changes in Net Assets
                                    PAGE 10

                              Financial Highlights
                                    PAGE 13

                         Notes to Financial Statements
                                    PAGE 16

                            Shareholder Information
                                   BACKCOVER
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First Choice Funds Trust
                                                   [LOGO OF FIRST CHOICE FUNDS]
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                                                                              1
Fellow Shareholders,

We are delighted to report that the First Choice Funds have continued their pattern of success since our last Annual Report dated September 30, 1998. The past twelve months included a turnaround in the U.S. economic outlook, large cap stocks continuing to enjoy above average gains and the Federal Reserve changing interest rates in reaction to domestic and international concerns.

                              Market Perspective

Over the past twelve months ending September 30, 1999, the domestic economy continued growing, as it entered its eighth year of economic expansion in early 1999. Bolstered by productivity gains through technological advances, the economy grew 4.1% as measured by Gross Domestic Product. Inflation, howev-er, remained at a low level with a 2.6% rate, even as oil prices rose dramati-cally. The Federal Reserve lowered the Federal Funds rate late in twice 1998 (October and November) due to liquidity concerns caused by economic problems overseas, but then raised it in June and again in August out of fear that the continuing strength in the domestic economy could cause a rise in inflation. Thus, the Fed Funds rate ended the year where it started at 5.25%.

                                  Equity Fund

During the past year, the domestic equity market had a tremendous advance. Fu-eled by continued strength in the domestic economy, prospects for low infla-tion, and signs of recovery in the global economy, the stock market had a to-tal return of 27.8% for the year ending September 30, 1999, as measured by the Standard & Poor's 500 ("S&P 500"). Within this environment, the First Choice Equity Fund performed well, earning a total return of 28.3% for the Institu-tional Class and 27.6% for the Retail Class. Some of the strongest sectors in-cluded electrical equipment, semi-conductors, communication equipment, and brokerage firms. The Fund benefited from the appreciation of some of our larg-est holdings that included General Electric, Oracle, Microsoft, Intel, and Wal-Mart, yet it maintained a yield of 1.2% as compared to the 1.3% for the S&P 500.

             U.S. Treasury Reserve Fund and Cash Reserve Fund

U.S. Treasury Reserve and Cash Reserve Funds kept pace with the average trea-sury and cash reserve funds, respectively during the past 12 months ending September 30, 1999. Due to the cumulative effects of low interest rates over much of these past 12 months, the dividend distributions and yield remained low. As rates began to increase due to the Fed's actions, the distributions and yields also increased.

U.S. Treasury Reserve

The Retail Class of the U.S. Treasury Reserve Fund total return for the six and 12 months ending September 30, 1999 was 2.1% and 4.1% versus 2.0% and 4.1% of the IBC peer group average. In the U.S. Treasury Reserve Fund throughout most of the year we actively managed the average maturity against shifts in the yield curve to take advantage of changing interest rates.
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                                                       First Choice Funds Trust
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2

Cash Reserve

The Retail Class of Cash Reserve Fund's total return for the six and 12 month period ending September 30, 1999 was 2.3% and 4.6%, respectively versus 2.3% and 4.6%, respectively of the IBC peer group average. In Cash Reserve, we were able to take advantage of the higher interest rates of foreign banks, and by varying the average maturity take advantage of shifts in the yield curves.

If you have any questions, please call us at 1-888-FIRST-16 (1-888-347-7816), or visit our website at www.firstchoicefunds.com.

Best Regards,

William C. Conrad
President & CEO
First American Capital Management, Inc.

The S&P 500 Index is an unmanaged index of stocks chosen by Standard & Poor's for their size and industry characteristics. It is widely recognized as repre-sentative of the general market for stocks in the United States. Investment returns assume the reinvestment of dividends paid on stocks comprising the In-dex. Investors cannot invest directly in any index. The S&P 500 Index has no commissions or management fee.

Past performance is no guarantee of future results. Investment return and principal value of mutual funds will vary with market conditions, so that shares, when redeemed, may be worth more or less than their original cost. Certain expenses were subsidized. If this were not in effect, the returns would have been lower. An investment in the Funds is neither insured nor guar-anteed by the U.S. Government of the Federal Deposit Insurance Corporation. Yields may fluctuate and although the U.S. Treasury Reserve Fund and Cash Re-serve Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This material must be accompanied or preceded by a current prospectus.

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First Choice Funds Trust
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                                                                               3
U.S. Treasury Reserve Fund
Schedule of Portfolio Investments -- September 30, 1999

  Principal                                                            Value
    Amount                                                            (Note 2)
 ------------                                                       ------------
 U.S. GOVERNMENT OBLIGATIONS - 99.0%
              U.S. Treasury Bills (A) - 26.5%
 $  5,647,000 4.64%, 10/14/1999...................................  $  5,637,830
      157,000 4.57%, 11/12/1999...................................       156,179
   12,725,000 4.71%, 12/02/1999...................................    12,624,165
      319,000 4.79%, 01/27/2000...................................       314,138
                                                                    ------------
                                                                      18,732,312
                                                                    ------------
              U.S. Treasury Notes - 72.6%
    4,090,000 5.63%, 11/01/1999...................................     4,091,751
   10,232,000 7.50%, 11/01/1999...................................    10,252,723
    8,007,000 7.88%, 11/15/1999...................................     8,034,816
    5,950,000 7.75%, 11/30/1999...................................     5,976,240
    4,500,000 5.38%, 01/31/2000...................................     4,501,865
    5,000,000 7.75%, 01/31/2000...................................     5,042,232
    7,700,000 5.88%, 02/15/2000...................................     7,721,176
    5,720,000 6.88%, 03/31/2000...................................     5,767,504
                                                                    ------------
                                                                      51,388,307
                                                                    ------------
 Total U.S. Government Obligations.................................   70,120,619
                                                                    ------------
 (Cost $70,120,619)
 Total Investments - 99.0%.........................................   70,120,619
 (Cost $70,120,619)*
 Net Other Assets and Liabilities - 1.0%...........................      678,212
                                                                    ------------
 Total Net Assets - 100.0%......................................... $ 70,798,831
                                                                    ============

-----------------
*  Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

Please see the accompanying notes to financial statements.
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4
Cash Reserve Fund
Schedule of Portfolio Investments -- September 30, 1999

  Principal                                                            Value
    Amount                                                            (Note 2)
 ------------                                                       ------------
 COMMERCIAL PAPER (A) - 77.5%
              Automobile Financing - 10.7%
 $  4,250,000 Ford Motor Credit Co.
              5.41%, 10/08/1999...................................  $  4,245,628
    4,100,000 General Motors Acceptance Corp.
              5.44%, 11/08/1999...................................     4,076,976
                                                                    ------------
                                                                       8,322,604
                                                                    ------------
              Banking - 5.0%
    4,000,000 Bank of New York Co., Inc.
              5.98%, 02/24/2000...................................     3,906,722
                                                                    ------------
              Business Finance and Leasing - 11.0%
    4,400,000 CIT Group Holdings, Inc.
              5.30%, 11/09/1999...................................     4,375,499
    4,300,000 General Electric Capital Corp.
              5.81%, 03/14/2000...................................     4,191,013
                                                                    ------------
                                                                       8,566,512
                                                                    ------------
              Foreign Banks - 5.8%
    4,500,000 UBS, AG
              4.97%, 10/12/1999...................................     4,493,400
                                                                    ------------
              Letter of Credit - 8.1%
    2,325,000 Bank of America LC (Hyundai Motor Fin.)
              5.48%, 10/06/1999...................................     2,323,256
    4,000,000 Barclays Bank (United Mexican States)
              5.43%, 10/22/1999...................................     3,987,610
                                                                    ------------
                                                                       6,310,866
                                                                    ------------
              Personal Finance - 21.6%
    4,300,000 American Express Credit Corp.
              5.35%, 11/03/1999...................................     4,279,543

  Principal                                                            Value
    Amount                                                            (Note 2)
 ------------                                                       ------------
              Personal Finance (continued)
 $  4,100,000 American General Finance Corp.
              5.44%, 10/29/1999..................................   $  4,083,067
    4,300,000 Household Finance Co.
              5.34%, 10/05/1999..................................      4,297,511
    4,200,000 Norwest Financial, Inc.
              5.70%, 03/06/2000..................................      4,100,724
                                                                    ------------
                                                                      16,760,845
                                                                    ------------
              Petroleum - 5.9%
    4,700,000 Texaco, Inc.
              5.57%, 01/27/2000..................................      4,617,888
                                                                    ------------
              Security Brokers and Dealers - 9.4%
    4,400,000 Bear Stearns Co., Inc.
              5.60%, 02/04/2000..................................      4,317,764
    3,000,000 Salomon-Smith Barney
              Holdings, Inc.
              5.44%, 11/02/1999..................................      2,985,813
                                                                    ------------
                                                                       7,303,577
                                                                    ------------
              Total Commercial Paper.............................     60,282,414
                                                                    ------------
              (Cost $60,282,414)
 VARIABLE RATE NOTES - 5.1%
    4,000,000 First Union National Bank
              5.60%, 09/27/2000
              (3 Month LIBOR, Qtrly-Qtrly).......................      4,000,000
                                                                    ------------
              Total Variable Rate Notes..........................      4,000,000
                                                                    ------------
              (Cost $4,000,000)

Please see the accompanying notes to financial statements.
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First Choice Funds Trust
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                                                                               5
Cash Reserve Fund
Schedule of Portfolio Investments -- September 30, 1999

  Principal                                                         Value
    Amount                                                         (Note 2)
 ------------                                                    ------------
 U.S. AGENCY OBLIGATIONS (A) - 7.3%
              Federal Home Loan Mortgage Corporation Discount
              Notes
 $    900,000 5.32%, 10/07/1999................................  $    899,216
    2,700,000 5.29%, 10/15/1999................................     2,694,540
      184,000 5.32%, 10/18/1999................................       183,547
              Federal National Mortgage Association Discount
              Notes
    1,895,000 5.27%, 10/25/1999................................     1,888,478
                                                                 ------------
              Total U.S. Agency
              Obligations......................................     5,665,781
                                                                 ------------
              (Cost $5,665,781)
 YANKEE CERTIFICATES OF DEPOSITS
  AND DEPOSIT NOTES - 10.3%
    5,000,000 Canadian Imperial Bank of Commerce
              5.01%, 02/07/2000................................     4,999,489
    3,000,000 Toronto-Dominion Bank
              5.27%, 03/02/2000................................     3,000,488
                                                                 ------------
              Total Certificates of Deposits...................     7,999,977
                                                                 ------------
              (Cost $7,999,977)
 Total Investments - 100.2%.....................................   77,948,172
 (Cost $77,948,172)*
 Net Other Assets and Liabilities - (0.2%)......................     (115,786)
                                                                 ------------
 Total Net Assets - 100.0%...................................... $ 77,832,386
                                                                 ============

-----------------
*  Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

Please see the accompanying notes to financial statements.
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6
Equity Fund
Schedule of Portfolio Investments -- September 30, 1999 (continued)

                                                                       Value
    Shares                                                            (Note 2)
 ------------                                                       ------------
 COMMON STOCKS - 98.3%
              Aerospace & Defense - 0.5%
        1,400 United Technologies Corp. ..........................  $     83,037
                                                                    ------------
              Automotive - 2.2%
        8,000 Ford Motor Corp. ...................................       401,500
                                                                    ------------
              Chemicals - 1.3%
        2,400 du Pont (E.I.) de Nemours and Co. ..................       146,100
        2,500 Monsanto Co. .......................................        89,218
                                                                    ------------
                                                                         235,318
                                                                    ------------
              Computer Hardware & Systems - 6.8%
        4,400 Dell Computer Corp.*................................       183,975
        2,200 EMC Corp.*..........................................       157,162
        4,000 Hewlett Packard Co. ................................       368,000
        4,500 International Business Machines Corp. ..............       546,187
                                                                    ------------
                                                                       1,255,324
                                                                    ------------
              Computer Software & Services - 10.3%
        1,500 BMC Software, Inc.*.................................       107,344
        4,000 Cisco Systems, Inc.*................................       274,250
        5,700 Compuware Corp.*....................................       148,556
        7,500 Microsoft Corp.*....................................       679,219
       15,000 Oracle Corp.*.......................................       682,500
                                                                    ------------
                                                                       1,891,869
                                                                    ------------
              Electrical Equipment - 7.9%
        4,400 Emerson Electric Co. ...............................       278,025
        6,700 General Electric Co. ...............................       794,369
        3,300 Raytheon Co., Class B...............................       163,763
        3,000 Solectron Corp.*....................................       215,438
                                                                    ------------
                                                                       1,451,595
                                                                    ------------
              Energy - 5.1%
        7,100 Exxon Corp. ........................................       539,156

                                                                       Value
    Shares                                                            (Note 2)
 ------------                                                       ------------
              Energy (continued)
        2,500 Royal Dutch Petroleum Co.-NY Shs. .................   $    147,656
        4,000 Texaco, Inc. ......................................        252,500
                                                                    ------------
                                                                         939,312
                                                                    ------------
              Entertainment - 3.5%
        3,700 CBS Corp.*.........................................        171,125
       10,000 The Walt Disney Co. ...............................        258,750
        5,000 Viacom, Inc., Class B*.............................        211,250
                                                                    ------------
                                                                         641,125
                                                                    ------------
              Financial/Banking - 4.0%
        1,800 BankBoston Corp. ..................................         78,075
        6,000 Bank of America Corp. .............................        334,125
        1,458 Bank One Corp. ....................................         50,757
        7,000 Wells Fargo Co. ...................................        277,375
                                                                    ------------
                                                                         740,332
                                                                    ------------
              Financial/Miscellaneous - 5.6%
        1,900 American Express Co. ..............................        255,787
        4,000 Fannie Mae.........................................        250,750
       12,000 MBNA Corp. ........................................        273,750
        4,700 PNC Bank Corp. ....................................        247,631
                                                                    ------------
                                                                       1,027,918
                                                                    ------------
              Food/Beverages - 3.4%
        4,000 Coca-Cola Co. .....................................        192,250
        5,500 PepsiCo, Inc. .....................................        166,375
       11,000 Sara Lee Corp. ....................................        257,813
                                                                    ------------
                                                                         616,438
                                                                    ------------
              Household/Personal Care - 2.2%
        9,000 Colgate-Palmolive Co...............................        411,750
                                                                    ------------
              Insurance - 2.4%
        5,000 American International Group, Inc. ................        434,687
                                                                    ------------

Please see the accompanying notes to financial statements.
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First Choice Funds Trust
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                                                                               7
Equity Fund
Schedule of Portfolio Investments -- September 30, 1999

                                                                       Value
    Shares                                                            (Note 2)
 ------------                                                       ------------
              Investment Bank/Brokerage - 3.4%
        4,500 Merrill Lynch & Co. ...............................   $    302,344
        3,500 Morgan Stanley Dean Witter & Co. ..................        312,156
                                                                    ------------
                                                                         614,500
                                                                    ------------
              Machinery - 1.0%
        3,400 Caterpillar, Inc. .................................        186,362
                                                                    ------------
              Manufactured Goods - 2.8%
        5,000 Tyco International, Ltd............................        516,250
                                                                    ------------
              Office Equipment - 0.5%
        2,000 Xerox Corp. .......................................         83,875
                                                                    ------------
              Pharmaceuticals - 11.2%
        5,600 Abbott Laboratories................................        205,800
        3,400 Bristol-Myers Squibb Co. ..........................        229,500
        4,000 Johnson & Johnson..................................        367,500
        4,000 Lilly (Eli) & Co. .................................        256,000
        5,500 Merck & Co., Inc...................................        356,469
       10,800 Pfizer, Inc. ......................................        388,125
        3,800 Warner-Lambert Co. ................................        252,225
                                                                    ------------
                                                                       2,055,619
                                                                    ------------
              Restaurants - 0.7%
        3,000 McDonald's Corp. ..................................        129,000
                                                                    ------------
              Retail - 6.3%
        3,900 Albertson's, Inc. .................................        154,294
        6,000 Home Depot, Inc. ..................................        411,750
        7,400 Kroger Co.*........................................        163,263
        9,000 Wal-Mart Stores, Inc. .............................        428,063
                                                                    ------------
                                                                       1,157,370
                                                                    ------------
              Semiconductors - 6.8%
        9,000 Intel Corp. .......................................        668,813
        7,000 Texas Instruments, Inc. ...........................        575,750
                                                                    ------------
                                                                       1,244,563
                                                                    ------------

                                                                    Value
    Shares                                                         (Note 2)
 ------------                                                    ------------
              Telecommunications - 8.0%
        7,000 A T & T Corp. ...................................  $    304,500
        3,600 BellSouth Corp. .................................       162,000
        4,000 GTE Corp. .......................................       307,500
        5,200 MCI Worldcom, Inc. ..............................       373,750
        6,200 SBC Communications, Inc. ........................       316,587
                                                                 ------------
                                                                    1,464,337
                                                                 ------------
              Transportation - 0.6%
        4,000 Burlington Northern Santa Fe Corp. ..............       110,000
                                                                 ------------
              Utilities - 1.8%
        4,000 Duke Energy Corp. ...............................       220,500
        4,600 Southern Co. ....................................       118,450
                                                                 ------------
                                                                      338,950
                                                                 ------------
              Total Common Stocks..............................    18,031,031
                                                                 ------------
              (Cost $16,314,317)
  Principal
    Amount
 ------------
 INVESTMENT COMPANY (A) - 1.9%
 $    341,212 State Street Global Advisers Money Market Fund,
              5.08%............................................       341,212
                                                                 ------------
              Total Investment Company.........................       341,212
                                                                 ------------
              (Cost $341,212)
 Total Investments - 100.2%.....................................   18,372,243
 (Cost $16,655,529)**
 Net Other Assets and Liabilities - (0.2%)......................      (44,298)
                                                                 ------------
 Total Net Assets - 100.0%...................................... $ 18,327,945
                                                                 ============

-----------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes.
(A) The rate shown represents the seven day yield at September 30, 1999.

Please see the accompanying notes to financial statements.
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8
Statement of Assets and Liabilities -- September 30, 1999

                                       U.S. Treasury      Cash         Equity
                                       Reserve Fund   Reserve Fund      Fund
                                       -------------  ------------  ------------
ASSETS:
 Investments at value (Amortized cost
  $70,120,619, $77,948,172 and cost
  $16,655,529, respectively) (Note
  2).................................  $ 70,120,619   $ 77,948,172  $ 18,372,243
 Cash................................         2,150             --            --
 Dividends and interest receivable...       970,890        261,640        17,218
 Unamortized organization costs (Note
  2).................................        25,553         29,189        10,326
                                       ------------   ------------  ------------
 Total Assets........................    71,119,212     78,239,001    18,399,787
                                       ------------   ------------  ------------
LIABILITIES:
 Dividends payable...................       267,384        350,416        44,024
 Investment advisory fee payable
  (Note 4)...........................         5,845          6,891            --
 Administration and accounting fee
  payable (Note 4)...................        13,219         14,638         7,591
 Transfer agent fee payable (Note
  4).................................         6,014          6,857         2,222
 Trustee fee payable (Note 4)........         2,867          1,914           499
 Distribution fee payable (Note 4)...         1,236             36            16
 Due to Custodian....................            --          3,579            --
 Accrued expenses and other
  payables...........................        23,816         22,284        17,490
                                       ------------   ------------  ------------
 Total Liabilities...................       320,381        406,615        71,842
                                       ------------   ------------  ------------
NET ASSETS...........................  $ 70,798,831   $ 77,832,386  $ 18,327,945
                                       ============   ============  ============
NET ASSETS consist of:
 Par Value (Note 3)..................  $     70,800   $     77,836  $      1,524
 Paid-in Capital (Note 3)............    70,730,103     77,758,202    15,245,466
 Undistributed net investment income
  (loss).............................             2             --          (331)
 Accumulated net realized gain (loss)
  on investments sold................        (2,074)        (3,652)    1,364,572
 Unrealized appreciation on
  investments........................            --             --     1,716,714
                                       ------------   ------------  ------------
TOTAL NET ASSETS.....................  $ 70,798,831   $ 77,832,386  $ 18,327,945
                                       ============   ============  ============
Net Assets
 Service Class.......................  $  6,198,398   $    172,270           N/A
 Retail Class........................           N/A            N/A        76,749
 Institutional Class.................    64,600,423     77,660,106    18,251,196
 Investment Class....................            10             10           N/A
                                       ------------   ------------  ------------
 Total...............................  $ 70,798,831   $ 77,832,386  $ 18,327,945
                                       ============   ============  ============
Shares of Beneficial Interest
 Outstanding
 Service Class.......................     6,196,951        172,962           N/A
 Retail Class........................           N/A            N/A         6,385
 Institutional Class.................    64,602,984     77,663,067     1,517,571
 Investment Class....................            10             10           N/A
                                       ------------   ------------  ------------
 Total...............................    70,799,945     77,836,039     1,523,956
                                       ============   ============  ============
Net Asset Value, offering and
 redemption price per share
 Service Class.......................  $       1.00   $       1.00           N/A
                                       ============   ============  ============
 Retail Class(a).....................           N/A            N/A  $      12.02
                                       ============   ============  ============
 Institutional Class.................  $       1.00   $       1.00  $      12.03
                                       ============   ============  ============
 Investment Class(b).................  $       1.00   $       1.00           N/A
                                       ============   ============  ============

-----------------------------------------------
 (a) Maximum offering price per share ($12.02 / 0.955 = $12.59)
 (b) The Investment Share Class was seeded on April 20, 1998. As of September 30, 1999, no investment activity had occurred.

Please see the accompanying notes to financial statements.
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First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
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                                                                               9
Statements of Operations -- For the Year Ended September 30, 1999

                                          U. S. Treasury     Cash        Equity
                                           Reserve Fund  Reserve Fund     Fund
                                          -------------- ------------  -----------
INVESTMENT INCOME:
 Interest income (Note 2)...............   $ 2,976,027   $ 5,477,840   $    10,546
 Dividend income (Note 2)...............            --            --       286,496
                                           -----------   -----------   -----------
 Total Investment Income................     2,976,027     5,477,840       297,042
EXPENSES:
 Investment advisory fees (Note 4)......       189,751       316,988       177,160
 Administration fees (Note 4)...........        95,134       158,494        26,574
 Distribution fees (Note 4).............        19,373         1,153           190
 Accounting fees (Note 4)...............        35,456        35,399        38,384
 Custodian fees.........................        20,546        29,635         6,016
 Legal and Audit fees...................        27,852        55,175        24,284
 Amortization of organization costs
  (Note 2)..............................        12,760        12,760         2,639
 Trustees' fees and expenses (Note 4)...        13,508        17,840         3,164
 Transfer agent fees (Note 4)...........        32,465        55,030        15,358
 Registration and filing fees...........        14,210        44,484        25,691
 Other expenses.........................        14,522        25,853         7,018
                                           -----------   -----------   -----------
 Total Gross Expenses...................       475,577       752,811       326,478
  Less:Adviser fee waiver (Note 4)......      (146,768)     (256,953)     (177,160)
    Administration fee waiver (Note 4)..       (63,373)      (62,770)      (17,716)
                                           -----------   -----------   -----------
   Total Expenses.......................       265,436       433,088       131,602
  Less: Custody earnings credits (Note
   2)...................................           (78)         (888)          (32)
                                           -----------   -----------   -----------
   Net Expenses.........................       265,358       432,200       131,570
                                           -----------   -----------   -----------
NET INVESTMENT INCOME...................     2,710,669     5,045,640       165,472
                                           -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS (Note 2):
 Net realized gain (loss) on investments
  sold..................................           348        (2,091)    1,446,764
 Net change in unrealized
  appreciation/(depreciation) on
  investments...........................            --            --     2,455,506
                                           -----------   -----------   -----------
 Net gain (loss) on investments.........           348        (2,091)    3,902,270
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............   $ 2,711,017   $ 5,043,549   $ 4,067,742
                                           ===========   ===========   ===========

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                        First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


10
Statements of Changes in Net Assets

                                               U.S. Treasury Reserve Fund
                                          -------------------------------------
                                              Year Ended         Year Ended
                                          September 30, 1999 September 30, 1998
                                          ------------------ ------------------
NET ASSETS at beginning of year.........    $  56,945,311      $  75,575,604
Increase in Net Assets
 resulting from operations:
 Net investment income..................        2,710,669          3,672,165
 Net realized gain (loss) on investments
  sold..................................              348             (2,422)
                                            -------------      -------------
 Net increase in net assets
  resulting from operations.............        2,711,017          3,669,743
                                            -------------      -------------
Distributions to shareholders from:
 Net Investment Income:
 Service Class..........................         (313,350)        (2,845,671)
 Institutional Class....................       (2,397,317)          (826,494)
                                            -------------      -------------
  Total distributions to shareholders...       (2,710,667)        (3,672,165)
                                            -------------      -------------
Net increase (decrease) from capital
 share transactions.....................       13,853,170        (18,627,871)
                                            -------------      -------------
 Net increase (decrease) in net assets..       13,853,520        (18,630,293)
                                            -------------      -------------
NET ASSETS at end of year ..............    $  70,798,831      $  56,945,311
                                            =============      =============
Undistributed Net Investment Income.....    $           2                 --
                                            =============      =============
Capital Stock Dollar Amounts and Share
 Activity:
 Service Class
 Net proceeds from sale of shares.......    $  57,754,721      $ 164,339,426
 Issued to shareholders in reinvestment
  of dividends..........................           11,637             12,238
 Cost of shares repurchased.............      (62,764,097)      (226,736,677)
                                            -------------      -------------
 Net change resulting from share
  transactions..........................    $  (4,997,739)     $ (62,385,013)
                                            =============      =============
 Institutional Class
 Net proceeds from sale of shares.......    $ 105,677,402      $  78,846,714
 Issued to shareholders in reinvestment
  of dividends..........................          100,182            103,772
 Cost of shares repurchased.............      (86,926,675)       (35,193,354)
                                            -------------      -------------
 Net change resulting from share
  transactions..........................    $  18,850,909      $  43,757,132
                                            =============      =============
 Investment Class*
 Net proceeds from sale of shares.......               --      $          10
                                            -------------      -------------
 Net change resulting from share
  transactions..........................               --      $          10
                                            =============      =============

-------------------------------------------------
*  The Investment Share Class was seeded on April 20, 1998.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


                                                                              11
Statements of Changes in Net Assets

                                                    Cash Reserve Fund
                                          -------------------------------------
                                              Year Ended         Year Ended
                                          September 30, 1999 September 30, 1998
                                          ------------------ ------------------
NET ASSETS at beginning of year.........    $  146,121,473     $   58,007,987
Increase in Net Assets
 resulting from operations:
 Net investment income..................         5,045,640          4,638,264
 Net realized loss on investments sold..            (2,091)            (1,171)
                                            --------------     --------------
 Net increase in net assets
  resulting from operations.............         5,043,549          4,637,093
                                            --------------     --------------
Distributions to shareholders from:
 Net Investment Income:
 Service Class..........................           (20,653)        (2,395,822)
 Institutional Class....................        (5,024,987)        (2,242,442)
                                            --------------     --------------
  Total distributions to shareholders...        (5,045,640)        (4,638,264)
                                            --------------     --------------
Net increase (decrease) from capital
 share transactions.....................       (68,286,996)        88,114,657
                                            --------------     --------------
 Net increase (decrease) in net assets..       (68,289,087)        88,113,486
                                            --------------     --------------
NET ASSETS at end of year ..............     $  77,832,386     $  146,121,473
                                            ==============     ==============
Capital Stock Dollar Amounts and Share
 Activity:
 Service Class
 Net proceeds from sale of shares.......    $       56,203     $  181,368,693
 Issued to shareholders in reinvestment
  of dividends..........................            20,402              6,104
 Cost of shares repurchased.............          (391,697)      (238,833,768)
                                            --------------     --------------
 Net change resulting from share
  transactions..........................    $     (315,092)    $  (57,458,971)
                                            ==============     ==============
 Institutional Class
 Net proceeds from sale of shares.......    $  234,877,025     $  268,373,189
 Issued to shareholders in reinvestment
  of dividends..........................            60,493             27,028
 Cost of shares repurchased.............      (302,909,421)      (122,826,599)
                                            --------------     --------------
 Net change resulting from share
  transactions..........................    $  (67,971,903)    $  145,573,618
                                            ==============     ==============
 Investment Class*
 Net proceeds from sale of shares.......                --     $           10
                                            --------------     --------------
 Net change resulting from share
  transactions..........................                --     $           10
                                            ==============     ==============

-----------------------------------------------
*  The Investment Share Class was seeded on April 20, 1998.


Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                        First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


12
Statements of Changes in Net Assets

                                                        Equity Fund
                                           --------------------------------------
                                               Year Ended        Period Ended
                                           September 30, 1999 September 30, 1998*
                                           ------------------ -------------------
NET ASSETS at beginning of period........     $ 14,351,799       $         --
Increase (Decrease) in Net Assets
 resulting from operations:
 Net investment income...................          165,472             14,854
 Net realized gain (loss) on investments
  sold...................................        1,446,764            (82,192)
 Net change in unrealized
  appreciation/(depreciation) on
  investments............................        2,455,506           (738,792)
                                              ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations..............        4,067,742           (806,130)
                                              ------------       ------------
Distributions to shareholders from:
 Net Investment Income:
  Retail Class...........................             (687)                --
  Institutional Class....................         (179,970)                --
                                              ------------       ------------
  Total distributions to shareholders....         (180,657)                --
                                              ------------       ------------
Net increase from capital
 share transactions......................           89,061         15,157,929
                                              ------------       ------------
 Net increase in net assets..............        3,976,146         14,351,799
                                              ------------       ------------
NET ASSETS at end of period .............     $ 18,327,945       $ 14,351,799
                                              ============       ============
Undistributed Net Investment Income
 (Loss)..................................     $       (331)      $     14,854
                                              ============       ============
Capital Stock Dollar Activity:
 Retail Class
  Net proceeds from sale of shares.......     $      7,617       $    132,919
  Issued to shareholders in reinvestment
   of dividends..........................              238                 --
  Cost of shares repurchased.............          (87,983)                --
                                              ------------       ------------
  Net change resulting from share
   transactions..........................     $    (80,128)      $    132,919
                                              ============       ============
 Institutional Class
  Net proceeds from sale of shares.......     $     80,000       $ 15,025,010
  Issued to shareholders in reinvestment
   of dividends..........................            1,055                 --
  Cost of shares repurchased.............           88,134                 --
                                              ------------       ------------
  Net change resulting from share
   transactions..........................     $    169,189       $ 15,025,010
                                              ============       ============
Capital Stock Share Activity:
 Retail Class
  Shares sold............................              679             13,323
  Shares issued in reinvestment of
   dividends.............................               20                 --
  Shares repurchased.....................           (7,637)                --
                                              ------------       ------------
  Net change resulting from share
   transactions..........................           (6,938)            13,323
                                              ============       ============
 Institutional Class
  Shares sold............................            7,316          1,502,536
  Shares issued in reinvestment of
   dividends.............................               87                 --
  Shares repurchased.....................            7,632                 --
                                              ------------       ------------
  Net change resulting from share
   transactions..........................           15,035          1,502,536
                                              ============       ============

-----------------------------------------------
*  The Fund commenced operations on June 2, 1998.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


                                                                              13
Financial Highlights -- For a share outstanding throughout the period

                                              U. S. Treasury Reserve Fund
                          -------------------------------------------------------------------------------
                               Year Ended                 Year Ended                 Year Ended
                           September 30, 1999         September 30, 1998       September 30, 1997(a)
                          ------------------------  -------------------------  --------------------------
                          Service    Institutional  Service     Institutional  Service      Institutional
                           Class         Class       Class          Class       Class           Class
                          -------    -------------  --------    -------------  --------     -------------
Net Asset Value,
 beginning of period....  $ 1.000      $  1.000     $  1.000      $  1.000     $  1.000        $ 1.000
                          -------      --------     --------      --------     --------        -------
Income from Investment
 Operations:
 Net investment income..    0.041         0.043        0.048         0.049        0.049          0.050
 Net realized and
  unrealized gain (loss)
  on investments........       --(b)         --(b)        --(b)         --(b)        --(b)          --(b)
                          -------      --------     --------      --------     --------        -------
  Total from Investment
   Operations...........    0.041         0.043        0.048         0.049        0.049          0.050
Less Distributions:
 Dividends from net
  investment income.....   (0.041)       (0.043)      (0.048)       (0.049)      (0.049)        (0.050)
                          -------      --------     --------      --------     --------        -------
Net Asset Value, end of
 period.................  $ 1.000      $  1.000     $  1.000      $  1.000     $  1.000        $ 1.000
                          =======      ========     ========      ========     ========        =======
Total Return............     4.13%         4.38%        4.88%         4.97%        5.04%          5.08%
Ratios/Supplemental
 Data:
Net Assets, end of
 period (000s)..........  $ 6,198      $ 64,600     $ 11,196      $ 45,750     $ 73,581        $ 1,995
Ratios to average net
 assets:
 Net investment
  income*...............     4.06%         4.31%        4.87%         4.91%        4.93%(c)       4.93%(c)
 Operating expenses*....     0.64%         0.39%        0.47%         0.43%        0.35%(c)       0.35%(c)
 Operating expenses
  excluding
  reimbursement, waiver
  and custody earnings
  credits...............     0.97%         0.72%        0.82%         0.78%        1.36%(c)       0.86%(c)
 Net investment income
  excluding
  reimbursements, waiver
  and custody earnings
  credits...............     3.73%         3.98%        4.52%         4.56%        3.92%(c)       4.42%(c)

-----------------------------------------------

 * During the periods certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share.
 (a) The Fund commenced operations on October 1, 1996.
 (b) Amounts were less than $0.001 per share.
 (c) Annualized

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                        First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


14
Financial Highlights -- For a share outstanding throughout the period

                                                  Cash Reserve Fund
                          ----------------------------------------------------------------------------
                               Year Ended               Year Ended               Period Ended
                           September 30, 1999       September 30, 1998       September 30, 1997(a)
                          ------------------------ ------------------------  -------------------------
                          Service    Institutional Service    Institutional  Service     Institutional
                           Class         Class      Class         Class       Class          Class
                          -------    ------------- -------    -------------  -------     -------------
Net Asset Value,
 beginning of period....  $ 1.000       $ 1.000    $ 1.000      $  1.000     $ 1.000        $ 1.000
                          -------       -------    -------      --------     -------        -------
Income from Investment
 Operations:
 Net investment income..    0.045         0.048      0.051         0.052       0.037          0.038
 Net realized and
  unrealized
  gain (loss) on
  investments...........       --(b)         --(b)      --(b)         --(b)       --(b)          --(b)
                          -------       -------    -------      --------     -------        -------
  Total from Investment
   Operations...........    0.045         0.048      0.051         0.052       0.037          0.038
Less Distributions:
 Dividends from net
  investment income.....   (0.045)       (0.048)    (0.051)       (0.052)     (0.037)        (0.038)
                          -------       -------    -------      --------     -------        -------
Net Asset Value, end of
 period.................  $ 1.000       $ 1.000    $ 1.000      $  1.000     $ 1.000        $ 1.000
                          =======       =======    =======      ========     =======        =======
Total Return............     4.59%         4.86%      5.19%         5.29%       3.78%(d)       3.82%(d)
Ratios/Supplemental
 Data:
Net Assets, end of
 period (000s)..........  $   172       $77,660    $   487      $145,634     $57,947        $    61
Ratios to average net
 assets:
 Net investment
  income*...............     4.52%         4.77%      5.15%         5.20%       5.23%(c)       5.23%(c)
 Operating expenses*....     0.66%         0.41%      0.49%         0.44%       0.35%(c)       0.35%(c)
 Operating expenses
  excluding
  reimbursement, waiver
  and custody earnings
  credits...............     0.96%         0.71%      0.78%         0.73%       1.43%(c)       0.93%(c)
 Net investment income
  excluding
  reimbursements, waiver
  and custody earnings
  credits...............     4.22%         4.47%      4.86%         4.91%       4.15%(c)       4.65%(c)

-----------------------------------------------

 * During the periods certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share.
 (a) The Fund commenced operations on January 13, 1997.
 (b) Amounts were less than $0.001 per share.
 (c) Annualized
 (d) Not annualized

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust
                                                    [LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


                                                                              15
Financial Highlights -- For a share outstanding throughout the period


                                            Equity Fund
                            -----------------------------------------------------
                                 Year Ended             Period Ended
                             September 30, 1999    September 30, 1998(a)
                            ---------------------- ------------------------------
                            Retail   Institutional Retail          Institutional
                            Class        Class      Class              Class
                            ------   ------------- ----------      --------------
Net Asset Value, beginning
 of period................  $ 9.46     $   9.47    $    10.00         $     10.00
                            ------     --------    ----------         -----------
Income from Investment
 Operations:
 Net investment income....    0.08         0.10            --                0.01
 Net realized and
  unrealized gain
  (loss) on investments...    2.57         2.57         (0.54)              (0.54)
                            ------     --------    ----------         -----------
  Total from Investment
   Operations.............    2.65         2.67         (0.54)              (0.53)
Less Distributions:
 Dividends from net
  investment income.......   (0.09)       (0.11)           --                  --
                            ------     --------    ----------         -----------
Net Asset Value, end of
 period...................  $12.02     $  12.03    $     9.46         $      9.47
                            ======     ========    ==========         ===========
Total Return..............   27.98%       28.29%        (5.40)%(c)          (5.30)%(c)
Ratios/Supplemental Data:
Net Assets, end of period
 (000s)...................  $   77     $ 18,251    $      126         $    14,226
Ratios to average net
 assets:
 Net investment income*...    0.75%        0.94%         0.05%(b)            0.30%(b)
 Operating expenses*......    0.93%        0.74%         1.50%(b)            1.25%(b)
 Operating expenses
  excluding reimbursement,
  waiver, and custody
  earnings credits........    2.03%        1.84%         2.69%(b)            2.44%(b)
 Net investment income
  excluding
  reimbursements, waiver
  and custody earnings
  credits.................   (0.35)%      (0.16)%       (1.13)%(b)          (0.88)%(b)
 Portfolio Turnover Rate..     110%         110%           47%                 47%

-----------------------------------------------

 * During the periods certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share.
 (a) The Fund commenced operations on June 2, 1998.
 (b) Annualized
 (c) Not annualized

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                       First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
-------------------------------------------------------------------------------


16
Notes to Financial Statements -- September 30, 1999

1. ORGANIZATION

First Choice Funds Trust (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated June 5, 1996, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of the U.S. Treasury Reserve Fund, the Cash Reserve Fund and the Equity Fund (individually a "Fund", collectively the "Funds"). Between the date of organization and com-mencement of operations, the U.S. Treasury Reserve and Cash Reserve Funds had no operations other than the initial sale of $100,000 of shares to the dis-tributor (original seed money for the U.S. Treasury Reserve Fund and the Cash Reserve Fund).

The investment objective of the U.S. Treasury Reserve Fund is to provide in-vestors with as high a level of current income as is consistent with liquidi-ty, maximum safety of principal and the maintenance of a stable $1.00 net as-set value per share by investing in U.S. Treasury securities. The investment objective of the Cash Reserve Fund is to provide investors with current in-come, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obliga-tions. The investment objective of the Equity Fund is to provide long-term capital growth and income by investing primarily in common stocks.

From time to time, for temporary defensive or emergency purposes, the Equity Fund may invest a portion of its assets in cash, cash equivalents and debt se-curities when First American Capital Management, Inc., (the "Adviser" or "First American") deems such a position advisable in light of economic or mar-ket conditions. The Equity Fund may invest a portion of its assets in foreign securities and in equity securities of smaller companies, engage in short selling, invest in fututes and options and invest in convertible debt or pre-ferred securities. In addition, the Equity Fund may invest to a limited extent in illiquid or restricted securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: Money market securities are valued utilizing the amor-tized cost method permitted by Rule 2a-7 under the 1940 Act. Under the amor-tized cost method, a security is initially valued at cost. Each day thereaf-ter, the security value is adjusted on a constant basis for any discount or premium until maturity. Investments in equity securities which are traded on a recognized stock exchange or for which price quotations are available will normally be valued on the basis of market quotations furnished by a pricing service which has been approved by the Board of Trustees.

Securities Transactions and Related Income: Security transactions are ac-counted for on a trade date basis, (the date the security is purchased or sold) for the U.S. Treasury Reserve Fund, Cash Reserve Fund and Equity Fund. Interest income is recorded on the accrual basis and includes, where applica-ble, the amortization of premium or accretion of discount based on the straight line method. Dividend income is recorded on ex-dividend date. Gains or losses realized on the sale of securities are determined by using the spe-cific identification cost method.

Distributions to Shareholders: Dividends from net investment income are de-clared daily and paid monthly for the U.S. Treasury Reserve Fund and Cash Re-serve Fund. The Equity Fund declares dividends from net investment income, if any, quarterly and pays such amounts quarterly. Distributable net realized capital gains for the Funds, if any, will be declared and distributed at least annually.

Income distributions and capital gain distributions are determined in accor-dance with income tax regulations which may differ from generally accepted ac-counting principles. These differences are primarily due to differing treat-ments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund as a whole.

Federal Income Taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue
-------------------------------------------------------------------------------

First Choice Funds Trust
                                                   [LOGO OF FIRST CHOICE FUNDS]
-------------------------------------------------------------------------------


                                                                             17
Notes to Financial Statements -- September 30, 1999 (continued)

Code. It is also the policy of the Funds to make distributions of net invest-ment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Organization and Offering Costs: Costs incurred by the Trust in connection with its organization and offering of shares have been deferred and are being amortized using the straight-line method over a period of five years and one year period, respectively, from the commencement of Fund operations. In the event that any of the initial shares of the Funds are redeemed during the am-ortization period by any holder thereof, the redemption proceeds will be re-duced by any unamortized organizational costs of the Fund in the same propor-tion as the number of said shares of the Fund being redeemed bears to the num-ber of initial shares of that Fund that are outstanding at the time of redemp-tion.

Expenses: The Trust accounts separately for the assets, liabilities and opera-tions of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on relative average net assets.

In addition, expenses of a Fund not directly attributable to the operations of a particular class of shares of the Fund are allocated to each class based on relative average net assets. Operating expenses directly attributable to a class of shares of a Fund are charged to the operations of that class.

Other: Each Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts earned on such uninvested cash balances. For the year ended September 30, 1999, custodian fees were reduced by $78, $888 and $32 for the U.S. Treasury Reserve Fund, Cash Reserve Fund and Equity Fund, respectively.

3. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration authorizes the Trustees to issue an unlimited number of shares, each with a par value of $0.001. Shares of the Trust are currently classified into four classes of shares - the Institutional Class, Service Class, Retail Class and the Investment Class. Each share represents an equal proportionate interest in the respective Fund, bears the same fees and ex-penses (except the Service Class, Retail Class and Investment Class are sub-ject to a Rule 12b-1 fee and a Shareholder Service fee), and are entitled to such dividends and distributions of income earned as are declared at the dis-cretion of the Trust's Board of Trustees.

As of September 30, 1999, First American Trust Company, an affiliate of First American, held 88% of the U.S. Treasury Reserve Fund, 98% of the Cash Reserve Fund and 98% of the Equity Fund. One shareholder held 8% of the U.S. Treasury Reserve Fund.

If a large redemption occured, the Funds could be impacted because of the con-centration of the Funds' outstanding shares amongst a limited number of share-holders.

4. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES, DISTRIBUTION AND OTHER FEES

Investment advisory services are provided to the Funds by First American. Un-der the terms of the investment advisory agreement, First American is entitled to receive fees, calculated daily and payable monthly at the annual rate of 0.30% of the average daily net assets of the U.S. Treasury Reserve Fund and Cash Reserve Fund and 1.00% of the average daily net assets of the Equity Fund. From June 2, 1998 through June 30, 1999, on behalf of the Equity Fund, the Adviser utilized a quantitative model developed by Haugen Custom Financial Systems ("Haugen"), a registered investment adviser. The Adviser paid Haugen a monthly fee at an annual rate of 0.065% of the first $100 million of the Eq-uity Fund's average daily net assets, 0.125% of the next $100 million of the average daily net assets and 0.03% of the average daily net assets in excess of $200 million.

The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an agreement under which Investor Services Group provides administration serv-ices for a fee calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of each Fund. In addition, Investor Services Group also provides certain fund accounting and transfer agency services.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as distributor of the Funds. The Distributor receives fees for
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18
Notes to Financial Statements -- September 30, 1999 (continued)

providing distribution services under the Distribution Service Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act with respect to the Service Class and Investment Class of the U.S. Treasury Reserve Fund and Cash Reserve Fund and the Retail Class of the Equity Fund. Under the Plan, each Fund pays the Distributor a fee not to exceed 0.25%, on an annual basis, of its average daily net assets for payments made to banks, broker/dealers and other institu-tions, including affiliates of the Adviser, and for expenses the Distributor and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance. The Plan may be terminated at any time without the payment of any penalties, by the vote of the majority of the Trustees, or the vote of the holders of a majority of the outstanding shares of the rele-vant class.

The Trust may contract with various banks, trust companies, broker/dealers, or other financial organizations (collectively, the "Service Organizations") to provide certain administrative services for the Service Class and Investment Class of the U.S. Treasury Reserve Fund and the Cash Reserve Fund, such as maintaining shareholder accounts and records. The Service Class may pay share-holder servicing fees to Service Organizations in amounts up to 0.25% of its average daily net assets and the Investment Class may pay shareholder servic-ing fees up to 0.75% of its average daily net assets. The Equity Fund may pay shareholder servicing fees to Service Organizations in amounts up to 0.25% of the average daily net assets of the Retail Class owned by shareholders serv-iced by the Service Organizations. As of September 30, 1999, there were no ar-rangements with Service Organizations in place.

Certain officers of the Trust are affiliated with Investor Services Group. Such officers are not paid any fees directly by the Funds for serving as offi-cers of the Trust. Trustees of the Trust receive an annual retainer of $1,000, a fee of $1,000 for each Board of Trustees meeting attended, $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Fees may be voluntarily waived or reimbursed to assist the Funds in maintain-ing competitive expense or performance ratios. Information regarding these transactions are as follows for the year ended September 30, 1999:

                                           U.S. Treasury Cash Reserve  Equity
                                           Reserve Fund      Fund       Fund
                                           ------------- ------------ ---------
First American:
Advisory fees waived......................   $ 146,768    $ 256,953   $ 177,160
Investor Services Group:
Fees waived...............................   $  63,373    $  62,770   $  17,716
                                             ---------    ---------   ---------
                                             $ 210,141    $ 319,723   $ 194,876
                                             =========    =========   =========

Pacific American Securities LLC, an affiliate to First American, provided bro-kerage services to the Equity Fund. For the year ended September 30, 1999, the Equity Fund incurred $25,005 in brokerage commissions with Pacific American Securities LLC.

5. SECURITY TRANSACTIONS

For the year ended September 30, 1999, the aggregate cost of purchases and proceeds from sales of securities, other than short-term investments for the Equity Fund, were as follows:

                   Purchases      Sales
                  ------------ ------------
U.S Government
 Securities.....  $         -- $         --
Other Investment
 Securities.....  $ 19,041,290 $ 19,062,136

At September 30, 1999, the aggregate gross unrealized appreciation (deprecia-tion) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for the Equity Fund were as follows:

Appreciation.... $ 2,355,691
Depreciation....    (638,977)
                 -----------
Net............. $ 1,716,714
                 ===========

6. CAPITAL LOSS CARRY FORWARD

As of September 30, 1999, the Cash Reserve Fund had capital loss carryforwards which expire as follows: $286 in 2005 and $1,171 in 2006.

7. SUBSEQUENT EVENT

It is expected that on or about December 1, 1999, PNC Bank Corp., directly or through a wholly-owned subsidiary,
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                                                                             19
Notes to Financial Statements -- September 30, 1999 (continued)

will purchase all of the outstanding shares of First Data Investor Services Group, Inc. ("Investor Services Group"). Due to regulatory constraints, upon completion of the transaction, First Data Distributors, Inc., a wholly-owned subsidiary of Investor Services Group and the Distributor of the Trust's shares, will no longer engage in mutual fund underwriting activities. On Octo-ber 29, 1999, the Trustees approved a new distribution agreement with Provi-dent Distributors, Inc. which will take effect upon the completion of the transaction.
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20
Report of Independent Accountants

To the Board of Trustees and Shareholders of First Choice Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of portfolio investments, and the related statements of op-erations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Re-serve Fund, the Cash Reserve Fund, and the Equity Fund (each a series of the First Choice Funds Trust, the "Trust") at September 30, 1999, and the results of each of their operations, the changes in their net assets and the financial highlights for the period presented in conformity with generally accepted ac-counting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these fi-nancial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards, which re-quire that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall fi-nancial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

November 24, 1999

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                               INVESTMENT ADVISER
                    First American Capital Management, Inc.
                             567 San Nicolas Drive
                                   Suite 101
                        Newport Beach, California 92660

                                 ADMINISTRATOR
                    First Data Investor Services Group, Inc.
                               3200 Horizon Drive
                      King of Prussia, Pennsylvania 19406

                                  DISTRIBUTOR
                         First Data Distributors, Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIAN
                       Investors Fiduciary Trust Company
                            801 Pennsylvania Avenue
                          Kansas City, Missouri 64105

                                    COUNSEL
                    Paul, Weiss, Rifkind, Wharton & Garrison
                          1285 Avenue of the Americas
                         New York, New York 10019-6064

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                            2400 Eleven Penn Center
                        Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------